Employee Benefits - Performance-based Awards (Details) - Dec. 31, 2014 - 2010 Option Plan - Employee And Directors Performance Options - USD ($) $ in Thousands	Total
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Shares granted	11,958
Total fair value of options granted during period (in dollars)	$ 22
Nonvested options outstanding	1,277,990